COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases	Future minimum lease payments under non-cancelable operating leases as of December 31, 2013 are as follows:
2014	$446
2015	277
2016	214
2017	220
2018	37

$1,194